24. Disposal of assets and other changes in organizational structure (Details 1) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of disposals [line items]
Cash received	$ 276	$ 381
Cash in subsidiary before losing control		(45)
Net Proceeds	276	336
Petrobras oil & gas B.V.(PO&GBV) [member]
Disclosure of disposals [line items]
Cash received	276	381
Cash in subsidiary before losing control		(45)
Net Proceeds	$ 276	$ 336